Net Finance Expenses	12 Months Ended
Dec. 31, 2020
Disclosure Of Net Finance Income Expense Explanatory [Abstract]
Net Finance Expenses
11.	NET FINANCE EXPENSES

	Year ended December 31, 2020	Year ended December 31, 2019

Interest income	$170	$521

Accretion expense on decommissioning and restoration liability	(1,052)	(1,104)

Interest expense	(34,015)	(33,048)

Amortization of deferred financing costs	(3,426)	(3,726)

Other finance costs*	(1,674)	(1,280)

	$(39,997)	$(38,637)
*Included in other finance costs for the year ended December 31, 2020 is $90 (2019 - $165) related to interest on lease liabilities.